Property and equipment, net - Additional information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property and equipment, net
Depreciation expense	¥ 6,000,000	$ 1,000,000	¥ 18,000,000	¥ 9,000,000
Interest costs incurred and capitalized	7,000,000	1,000,000	7,000,000	¥ 3,000,000
Charges of leasehold improvements	158,713,927		42,544,996
Charges of construction in progress	0		104,592,271
Leasehold improvements written off	201,258,922
Construction in progress written off	104,592,271
Disposals	9,611,937	1,393,600	405,376
Loss on disposal of property and equipment	¥ 8,227,046	$ 1,192,810	¥ 256,289